UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.6%
Australia - 0.1%
Australia Government Bond
Series 144
3.75%, 4/21/37 (a)	AUD	10,790	$8,945,025

Belgium - 3.6%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (a)	EUR	2,300	4,008,271
Series 72
2.60%, 6/22/24 (a)		15,065	20,272,304
Series 75
1.00%, 6/22/31 (a)		7,115	8,373,258
Series 79
0.20%, 10/22/23 (a)		114,165	135,147,063
Series 81
0.80%, 6/22/27 (a)		70,935	84,628,956

			252,429,852

Canada - 0.2%
Canadian Government Bond
2.75%, 12/01/48	CAD	17,110	14,590,894

France - 5.7%
French Republic Government Bond OAT
Zero Coupon, 3/25/23 (a)	EUR	12,785	15,051,856
0.50%, 11/25/19 (a)		25,236	29,920,055
1.00%, 5/25/27 (a)		269,052	328,855,430
2.50%, 5/25/30 (a)		16,390	22,922,870

			396,750,211

Germany - 3.8%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 8/15/24 (a)		1,196	1,494,210
2.50%, 7/04/44-8/15/46 (a)		144,430	229,983,022
Series 3
4.75%, 7/04/34 (a)		16,765	31,835,078

			263,312,310

Ireland - 0.6%
Ireland Government Bond
1.00%, 5/15/26 (a)		37,007	44,873,835

Italy - 3.0%
Italy Buoni Poliennali Del Tesoro
0.95%, 3/01/23		32,080	36,169,425
1.35%, 4/15/22		81,835	95,180,917
2.05%, 8/01/27		15,257	17,009,421
2.20%, 6/01/27		38,585	43,757,657
4.00%, 9/01/20		1,870	2,331,803
5.50%, 11/01/22		12,050	16,294,464

			210,743,687

	Principal Amount (000)		U.S. $ Value
Japan - 3.0%
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34	JPY	6,281,600	$66,337,588
Series 158
0.50%, 9/20/36		15,585,800	142,679,296

			209,016,884

Malaysia - 1.2%
Malaysia Government Bond
Series 03-4
5.734%, 7/30/19	MYR	115,764	29,328,342
Series 414
3.654%, 10/31/19		132,723	32,921,317
Series 511
3.58%, 9/28/18		57,351	14,205,613
Series 515
3.759%, 3/15/19		31,332	7,773,694

			84,228,966

Mexico - 2.7%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,082,265	48,796,453
6.50%, 6/10/21		1,451,021	70,763,738
8.00%, 6/11/20		1,296,690	65,630,740

			185,190,931

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	2,060,275	32,437,203

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	27,346,475

Spain - 2.5%
Spain Government Bond
0.25%, 1/31/19	EUR	30,050	35,222,758
1.95%, 4/30/26 (a)		42,243	52,809,286
4.10%, 7/30/18 (a)		46,350	54,310,806
4.85%, 10/31/20 (a)		21,730	28,332,987

			170,675,837

United Kingdom - 3.1%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	19,899	24,859,881
1.75%, 9/07/22 (a)		41,640	56,865,537
2.00%, 7/22/20-9/07/25 (a)		84,605	116,651,554
4.25%, 12/07/40 (a)		8,574	16,602,777

			214,979,749

United States - 12.1%
U.S. Treasury Bonds

	Principal Amount (000)		U.S. $ Value
2.75%, 11/15/47	U.S.$	75,615	$72,105,995
2.875%, 5/15/43 (b)		25,920	25,442,100
2.875%, 11/15/46		62,670	61,348,052
3.00%, 11/15/44		8,855	8,884,055
3.00%, 11/15/45 (c)		48,695	48,847,172
3.00%, 2/15/47 (b)		31,220	31,312,686
3.625%, 8/15/43		33,835	37,678,446
4.625%, 2/15/40		10,100	12,814,375
U.S. Treasury Bonds Principal Strip
Zero Coupon, 5/15/48		925	380,840
U.S. Treasury Notes
1.625%, 2/15/26-5/15/26		165,118	151,279,220
2.00%, 10/31/22 (b)		56,059	54,429,688
2.00%, 2/15/23-11/15/26		150,902	143,787,353
2.125%, 5/15/25		55,310	52,924,756
2.25%, 2/15/27-11/15/27		146,497	139,559,872

			840,794,610

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	180,873	4,911,102
9.875%, 6/20/22 (a)		110,704	3,486,796

			8,397,898

Total Governments - Treasuries (cost $2,931,836,528)			2,964,714,367

CORPORATES - INVESTMENT GRADE - 17.4%
Financial Institutions - 9.0%
Banking - 7.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	U.S.$	7,200	7,197,523
4.75%, 7/28/25 (a)		200	198,678
Banco Santander SA
3.50%, 4/11/22		10,600	10,337,226
5.179%, 11/19/25		400	402,164
Bank Nederlandse Gemeenten NV
Zero Coupon, 4/05/28	CAD	24,800	13,860,666
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	13,070	16,434,715
3.108% (LIBOR 3 Month + 0.79%), 3/05/24 (d)	U.S.$	450	448,514
3.55%, 3/05/24		545	538,996
3.824%, 1/20/28		15,380	15,009,911
4.20%, 8/26/24		195	195,961
4.45%, 3/03/26		150	150,195
Series DD
6.30%, 3/10/26 (e)		4,681	4,949,849
Series FF
5.875%, 3/15/28 (e)		1,491	1,459,571
Series G
3.593%, 7/21/28		4,615	4,407,417
Series Z
6.50%, 10/23/24 (e)		7,010	7,440,379

	Principal Amount (000)		U.S. $ Value
Bank One Michigan	U.S.$	210	$257,610
8.25%, 11/01/24
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		280	276,470
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,756	2,418,555
Barclays PLC
3.65%, 3/16/25	U.S.$	1,800	1,682,356
3.684%, 1/10/23		14,795	14,394,795
BBVA Banco Continental SA
5.00%, 8/26/22 (a)		4,224	4,335,091
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	120,675
BNP Paribas SA
6.75%, 3/14/22 (a)(e)		435	432,357
7.625%, 3/30/21 (a)(e)		4,436	4,631,867
BNZ International Funding Ltd./London
2.40%, 2/21/20 (a)		265	261,389
3.375%, 3/01/23 (a)		270	264,840
BPCE SA
5.15%, 7/21/24 (a)		260	263,979
5.70%, 10/22/23 (a)		8,936	9,356,877
Capital One Bank USA NA
3.375%, 2/15/23		915	891,480
Citigroup, Inc.
1.375%, 10/27/21 (a)	EUR	5,268	6,363,444
2.70%, 3/30/21	U.S.$	330	323,568
3.40%, 5/01/26		395	374,598
3.668%, 7/24/28		105	99,991
4.044%, 6/01/24		25,020	25,172,272
4.40%, 6/10/25		270	268,981
Compass Bank
2.75%, 9/29/19		3,398	3,375,473
3.50%, 6/11/21		250	249,799
5.50%, 4/01/20		296	304,805
Cooperatieve Rabobank UA
3.95%, 11/09/22		3,962	3,929,539
4.375%, 8/04/25		9,145	8,969,434
11.00%, 6/30/19 (a)(e)		88	94,218
Countrywide Capital III
Series B
8.05%, 6/15/27		1,037	1,283,027
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	3,900,697
3.25%, 10/04/24 (a)		1,713	1,610,938
3.375%, 1/10/22 (a)		1,401	1,374,244
4.125%, 1/10/27 (a)		4,715	4,566,614
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		4,200	4,154,182
3.80%, 6/09/23		1,559	1,540,739
4.55%, 4/17/26		15,680	15,658,393
Danske Bank A/S
3.875%, 9/12/23 (a)		325	322,686
6.125%, 3/28/24 (a)(e)		415	392,225

	Principal Amount (000)		U.S. $ Value
Series E
5.875%, 4/06/22 (a)(e)	EUR	12,180	$15,487,717
Deutsche Bank AG/New York NY
3.375%, 5/12/21	U.S.$	165	160,339
DNB Bank ASA
6.50%, 3/26/22 (a)(e)		200	204,326
Fifth Third Bancorp
3.50%, 3/15/22		15	15,024
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	13,508	16,619,658
2.876%, 10/31/22	U.S.$	225	219,686
2.905%, 7/24/23		3,521	3,393,758
3.75%, 5/22/25-2/25/26		313	304,340
3.85%, 7/08/24		1,230	1,219,501
4.25%, 10/21/25		385	379,029
4.411%, 4/23/39		385	370,497
HSBC Holdings PLC
3.262%, 3/13/23		5,043	4,940,980
4.041%, 3/13/28		5,790	5,628,054
4.25%, 3/14/24-8/18/25		1,518	1,493,820
4.375%, 11/23/26		4,665	4,585,812
6.00%, 9/29/23 (a)(e)	EUR	4,711	6,168,563
6.50%, 3/23/28 (e)	U.S.$	270	259,095
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		16,385	15,072,611
3.375%, 1/12/23 (a)		13,790	12,672,596
JPMorgan Chase & Co.
1.375%, 9/16/21 (a)	EUR	9,277	11,218,731
2.776%, 4/25/23	U.S.$	560	543,028
3.20%, 6/15/26		535	506,895
3.22%, 3/01/25		270	260,456
3.509%, 1/23/29		115	108,825
3.782%, 2/01/28		31,084	30,351,443
3.882%, 7/24/38		115	106,065
3.90%, 7/15/25		250	249,651
3.964%, 11/15/48		280	251,612
Lloyds Banking Group PLC
4.375%, 3/22/28		11,789	11,607,013
4.582%, 12/10/25		1,289	1,264,220
4.65%, 3/24/26		7,357	7,241,892
Morgan Stanley
3.737%, 4/24/24		435	433,136
4.457%, 4/22/39		110	107,839
Series G
1.375%, 10/27/26	EUR	17,531	20,129,129
1.75%, 3/11/24		13,530	16,401,410
4.35%, 9/08/26	U.S.$	700	690,680
5.50%, 7/24/20		295	307,957
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	247,028
Nationwide Building Society
4.00%, 9/14/26 (a)		7,305	6,836,435
4.125%, 10/18/32 (a)		280	256,357
Nordea Bank AB
4.875%, 5/13/21 (a)		12,295	12,626,719

	Principal Amount (000)		U.S. $ Value
Series G
3.50%, 3/12/25 (a)(e)	EUR	13,735	$14,659,017
Royal Bank of Scotland Group PLC
4.519%, 6/25/24	U.S.$	215	214,990
Santander Holdings USA, Inc.
3.40%, 1/18/23		280	270,754
4.40%, 7/13/27		16,388	15,681,005
Santander UK Group Holdings PLC
2.875%, 8/05/21		13,775	13,340,578
3.571%, 1/10/23		475	462,113
3.823%, 11/03/28		280	257,221
4.75%, 9/15/25 (a)		5,781	5,645,713
Skandinaviska Enskilda Banken AB
2.45%, 5/27/20 (a)		385	379,736
5.75%, 5/13/20 (a)(e)		2,678	2,654,193
Standard Chartered PLC
5.70%, 1/25/22 (a)		4,670	4,887,244
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		9,333	9,288,603
Swedbank AB
6.00%, 3/17/22 (a)(e)		200	199,009
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,050,119
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		4,933	4,882,318
UniCredit SpA
3.75%, 4/12/22 (a)		11,665	11,100,741
4.625%, 4/12/27 (a)		250	232,522
US Bancorp
Series J
5.30%, 4/15/27 (e)		6,443	6,419,180
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	484,320
3.00%, 10/23/26	U.S.$	849	784,025
3.069%, 1/24/23		208	202,132
3.50%, 3/08/22		325	324,253
4.10%, 6/03/26		500	489,730
4.40%, 6/14/46		115	105,356
Series M
3.45%, 2/13/23		205	200,822
Zions Bancorporation
4.50%, 6/13/23		26	26,413

			515,134,007

Brokerage - 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30		280	247,429

Finance - 0.2%
Air Lease Corp.
3.25%, 3/01/25		285	264,868
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		420	406,442

	Principal Amount (000)		U.S. $ Value
International Lease Finance Corp.
6.25%, 5/15/19	U.S.$	170	$174,340
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	244,215
Synchrony Financial
3.95%, 12/01/27		13,580	12,539,419
4.50%, 7/23/25		275	270,186

			13,899,470

Insurance – 1.0%
ACE Capital Trust II
9.70%, 4/01/30		150	212,812
Aegon NV
5.50%, 4/11/48		275	263,182
Aetna, Inc.
3.875%, 8/15/47		230	204,431
Allstate Corp. (The)
6.50%, 5/15/57		160	180,027
American International Group, Inc.
6.82%, 11/15/37		198	240,497
Series A-9
5.75%, 4/01/48		315	309,024
Anthem, Inc.
3.30%, 1/15/23		15	14,616
3.50%, 8/15/24		250	243,830
4.55%, 3/01/48		275	263,335
Aon Corp.
8.205%, 1/01/27		155	190,789
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)	EUR	7,099	8,781,648
Aviva PLC
3.375%, 12/04/45 (a)		9,277	11,024,353
Series E
6.125%, 7/05/43 (a)		10,505	14,483,182
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	U.S.$	200	190,132
CNP Assurances
4.50%, 6/10/47 (a)	EUR	2,100	2,627,551
Five Corners Funding Trust
4.419%, 11/15/23 (a)	U.S.$	2,400	2,463,276
Groupama SA
6.00%, 1/23/27	EUR	6,700	9,296,880
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	149	146,952
Hartford Financial Services Group, Inc. (The)
Series ICON
4.468% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(d)		280	265,662
Jackson National Life Global Funding
2.50%, 6/27/22 (a)		275	265,433

	Principal Amount (000)		U.S. $ Value
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (a)	EUR	3,074	$3,666,007
Lincoln National Corp.
7.00%, 6/15/40	U.S.$	90	113,482
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2	3,137
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		207	256,404
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	2,700	3,755,209
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,948,967
Principal Financial Group, Inc.
4.70%, 5/15/55		290	291,406
Prudential Financial, Inc.
5.20%, 3/15/44		145	144,445
5.625%, 6/15/43		375	389,370
QBE Insurance Group Ltd.
6.75%, 12/02/44 (a)		305	312,496
UnitedHealth Group, Inc.
4.25%, 6/15/48		215	215,341
XLIT Ltd.
5.50%, 3/31/45		56	58,121
5.75%, 10/01/21		135	143,915

			67,965,912

REITS - 0.4%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25		112	107,322
4.00%, 1/15/24		270	271,527
American Homes 4 Rent LP
4.25%, 2/15/28		280	268,089
American Tower Corp.
3.125%, 1/15/27		130	117,840
3.375%, 10/15/26		160	148,526
4.70%, 3/15/22		4,000	4,128,412
5.05%, 9/01/20		4,800	4,967,597
DDR Corp.
3.625%, 2/01/25		170	161,741
EPR Properties
4.95%, 4/15/28		220	214,688
Essex Portfolio LP
3.875%, 5/01/24		108	107,207
HCP, Inc.
3.875%, 8/15/24		335	327,580
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,784	1,776,853
Hospitality Properties Trust
4.65%, 3/15/24		225	225,254
Kilroy Realty LP
6.625%, 6/01/20		250	264,781
Kimco Realty Corp.
2.80%, 10/01/26		122	108,323
Mid-America Apartments LP
3.75%, 6/15/24		100	98,611

	Principal Amount (000)		U.S. $ Value
Omega Healthcare Investors, Inc.
4.375%, 8/01/23	U.S.$	215	$213,384
Realty Income Corp.
3.875%, 4/15/25		270	266,318
Spirit Realty LP
4.45%, 9/15/26		1,847	1,778,367
Ventas Realty LP
3.50%, 2/01/25		112	107,304
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20		150	148,432
VEREIT Operating Partnership LP
3.00%, 2/06/19		100	99,911
4.60%, 2/06/24		3,600	3,603,535
Vornado Realty LP
3.50%, 1/15/25		560	537,513
Welltower, Inc.
4.00%, 6/01/25		379	372,056
Weyerhaeuser Co.
4.625%, 9/15/23		165	171,714
WP Carey, Inc.
4.60%, 4/01/24		58	58,796
WPC Eurobond BV
2.125%, 4/15/27	EUR	8,082	9,432,969

			30,084,650

			627,331,468

Industrial – 7.8%
Basic – 0.6%
Alpek SAB de CV
4.50%, 11/20/22 (a)	U.S.$	220	215,655
Anglo American Capital PLC
3.625%, 9/11/24 (a)		200	189,456
3.75%, 4/10/22 (a)		280	278,140
4.875%, 5/14/25 (a)		200	201,548
Braskem Netherlands Finance BV
3.50%, 1/10/23 (a)		2,508	2,356,755
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	268,988
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	14,935,669
4.25%, 11/03/26 (a)		200	193,750
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	174,959
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		105	108,849
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)	EUR	2,383	2,760,824
3.375%, 9/30/20 (a)		1,555	1,942,523
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	2,431	2,295,469
4.125%, 5/30/23 (a)		2,923	2,915,964
4.625%, 4/29/24 (a)		7,550	7,597,777

	Principal Amount (000)		U.S. $ Value
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)	U.S.$	1,704	$1,724,857
International Paper Co.
3.00%, 2/15/27		130	117,772
Inversiones CMPC SA
4.375%, 4/04/27 (a)		265	255,312
Mexichem SAB de CV
4.00%, 10/04/27 (a)		280	256,550
Monsanto Co.
2.85%, 4/15/25		275	252,898
Mosaic Co. (The)
4.25%, 11/15/23		556	560,302
Newmont Mining Corp.
5.125%, 10/01/19		265	271,012
Nutrien Ltd.
3.375%, 3/15/25		105	98,818
Vale Overseas Ltd.
6.25%, 8/10/26		210	227,857
Yamana Gold, Inc.
4.625%, 12/15/27		225	216,161
4.95%, 7/15/24		3,336	3,332,808

			43,750,673

Capital Goods - 0.2%
CNH Industrial Capital LLC
4.375%, 4/05/22		102	102,721
General Electric Co.
Series D
5.00%, 1/21/21 (e)		3,300	3,258,252
Series G
6.875%, 1/10/39		175	221,273
Holcim Finance Luxembourg SA
2.25%, 5/26/28 (a)	EUR	10,740	12,689,015

			16,271,261

Communications - Media - 0.5%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	1,498	1,465,899
5.40%, 10/01/43		230	252,809
CBS Corp.
3.375%, 2/15/28		85	76,717
3.50%, 1/15/25		55	52,551
3.70%, 6/01/28 (a)		115	107,125
5.50%, 5/15/33		85	88,300
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		4,300	4,295,455
4.908%, 7/23/25		13,600	13,733,076
5.75%, 4/01/48		165	159,674
Comcast Corp.
3.90%, 3/01/38		280	254,490
4.25%, 1/15/33		350	341,589
4.75%, 3/01/44		100	98,583
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,652,070

	Principal Amount (000)		U.S. $ Value
4.50%, 6/30/43 (a)	U.S.$	160	$136,170
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,485,976
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		201	192,195
4.45%, 8/15/20		150	153,592
RELX Capital, Inc.
8.625%, 1/15/19		30	30,891
Thomson Reuters Corp.
4.30%, 11/23/23		445	454,901
Time Warner Cable LLC
4.50%, 9/15/42		100	82,724
6.55%, 5/01/37		105	111,010
Time Warner, Inc.
2.95%, 7/15/26		120	107,845
4.05%, 12/15/23		215	214,626
Viacom, Inc.
3.45%, 10/04/26		120	109,544
5.625%, 9/15/19		10	10,260
Warner Media LLC
3.55%, 6/01/24		6,274	6,055,910
3.60%, 7/15/25		150	142,665
WPP Finance 2010
4.75%, 11/21/21		693	712,608

			37,579,255

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.40%, 5/15/25		2,083	1,955,839
3.60%, 2/17/23		2,994	2,953,345
3.80%, 3/15/22		733	733,765
4.125%, 2/17/26		5,849	5,711,127
4.75%, 5/15/46		207	184,672
4.80%, 6/15/44		70	63,387
5.15%, 2/15/50 (a)		200	186,349
5.45%, 3/01/47		195	191,097
British Telecommunications PLC
9.625%, 12/15/30		150	213,841
Crown Castle Towers LLC
4.883%, 8/15/20 (a)		260	265,950
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	3,953,528
SK Telecom Co., Ltd.
3.75%, 4/16/23 (a)	U.S.$	275	272,594
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		17,360	17,239,140
Telefonica Emisiones SAU
4.665%, 3/06/38		220	205,990
5.134%, 4/27/20		486	501,725
TELUS Corp.
4.60%, 11/16/48		215	210,394
Verizon Communications, Inc.
2.625%, 8/15/26		420	373,833
3.376%, 2/15/25		170	163,083
3.85%, 11/01/42		255	213,896
4.125%, 3/16/27		110	108,814

	Principal Amount (000)		U.S. $ Value
4.272%, 1/15/36	U.S.$	139	$128,253
4.329%, 9/21/28 (a)		165	163,556
4.522%, 9/15/48		215	196,325
4.862%, 8/21/46		250	234,102
Vodafone Group PLC
2.95%, 2/19/23		225	217,138
4.125%, 5/30/25		298	296,832
4.375%, 5/30/28		215	211,868
6.15%, 2/27/37		30	32,974

			37,183,417

Consumer Cyclical - Automotive - 0.6%
BMW US Capital LLC
2.00%, 4/11/21 (a)		515	498,443
Daimler Finance North America LLC
2.45%, 5/18/20 (a)		150	147,724
Ford Motor Co.
4.346%, 12/08/26		8,450	8,271,891
Ford Motor Credit Co. LLC
3.81%, 1/09/24		4,342	4,221,996
4.134%, 8/04/25		16,205	15,781,142
Series G
4.389%, 1/08/26		200	196,600
General Motors Co.
4.20%, 10/01/27		4,950	4,742,783
General Motors Financial Co., Inc.
3.70%, 5/09/23		2,606	2,559,345
4.15%, 6/19/23		215	214,854
4.30%, 7/13/25		150	147,539
4.35%, 4/09/25		650	642,618
5.25%, 3/01/26		3,364	3,478,672
Hyundai Capital America
1.75%, 9/27/19 (a)		220	215,654
2.55%, 4/03/20 (a)		177	174,152
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		270	264,237

			41,557,650

Consumer Cyclical - Entertainment - 0.5%
Carnival Corp.
1.625%, 2/22/21	EUR	26,900	32,633,430

Consumer Cyclical - Other - 0.0%
Owens Corning
7.00%, 12/01/36	U.S.$	50	57,952

Consumer Cyclical - Retailers - 0.0%
Home Depot, Inc. (The)
5.40%, 9/15/40		90	104,639
Lowe’s Cos., Inc.
3.70%, 4/15/46		115	103,175
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		430	424,021
Walmart, Inc.
3.95%, 6/28/38		270	270,420

			902,255

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.7%
AbbVie, Inc.
1.375%, 5/17/24	EUR	7,050	$8,360,749
3.20%, 5/14/26	U.S.$	235	219,614
3.60%, 5/14/25		538	520,765
4.70%, 5/14/45		100	99,140
Ahold Finance USA LLC
6.875%, 5/01/29		4,809	5,655,586
Allergan Funding SCS
3.85%, 6/15/24		220	215,758
Altria Group, Inc.
3.875%, 9/16/46		230	202,506
AmerisourceBergen Corp.
4.30%, 12/15/47		171	150,958
Amgen, Inc.
4.40%, 5/01/45		420	401,472
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/01/46		290	298,291
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38		220	214,022
4.60%, 4/15/48		270	265,842
BAT Capital Corp.
3.222%, 8/15/24 (a)		285	270,048
4.54%, 8/15/47 (a)		105	98,046
Becton Dickinson and Co.
2.894%, 6/06/22		110	106,385
3.734%, 12/15/24		38	37,109
Biogen, Inc.
5.20%, 9/15/45		140	148,092
Bunge Ltd. Finance Corp.
3.50%, 11/24/20		174	174,153
8.50%, 6/15/19		9,015	9,466,651
Campbell Soup Co.
4.15%, 3/15/28		120	114,295
Cardinal Health, Inc.
3.079%, 6/15/24		275	259,393
3.41%, 6/15/27		130	119,278
Celgene Corp.
2.75%, 2/15/23		11,565	11,049,895
3.25%, 2/20/23		12,995	12,692,112
3.45%, 11/15/27		13,752	12,660,738
3.625%, 5/15/24		220	214,716
4.55%, 2/20/48		220	200,637
4.625%, 5/15/44		100	92,899
CVS Health Corp.
3.875%, 7/20/25		440	429,951
4.10%, 3/25/25		13,945	13,875,052
4.30%, 3/25/28		13,945	13,753,368
4.78%, 3/25/38		490	483,840
Express Scripts Holding Co.
3.40%, 3/01/27		130	119,003
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)		200	209,796
General Mills, Inc.
3.363% (LIBOR 3 Month + 1.01%), 10/17/23 (d)		110	110,911
4.00%, 4/17/25		330	325,160

	Principal Amount (000)		U.S. $ Value
4.20%, 4/17/28	U.S.$	120	$117,287
Gilead Sciences, Inc.
4.15%, 3/01/47		110	105,127
4.60%, 9/01/35		210	216,222
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	247,398
Kellogg Co.
4.30%, 5/15/28		120	118,463
Kraft Heinz Foods Co.
4.00%, 6/15/23		435	433,785
4.375%, 6/01/46		300	259,882
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	97,641
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	5,938,412
Maple Escrow Subsidiary, Inc.
4.057%, 5/25/23 (a)	U.S.$	270	270,949
4.417%, 5/25/25 (a)		270	271,877
McKesson Corp.
0.625%, 8/17/21	EUR	7,800	9,207,033
Mylan, Inc.
3.125%, 1/15/23 (a)	U.S.$	100	95,995
4.20%, 11/29/23		105	105,115
4.55%, 4/15/28 (a)		165	161,180
Philip Morris International, Inc.
4.25%, 11/10/44		205	194,462
Reckitt Benckiser Treasury Services PLC
2.75%, 6/26/24 (a)		290	273,721
Reynolds American, Inc.
4.45%, 6/12/25		8,780	8,831,837
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	110,357
Stryker Corp.
2.625%, 3/15/21		68	66,753
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	203,075
3.70%, 3/19/23		107	106,342
4.45%, 8/15/45		110	103,246

			121,152,390

Energy - 1.7%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		50	61,706
Anadarko Petroleum Corp.
3.45%, 7/15/24		160	154,048
6.20%, 3/15/40		115	129,435
Andeavor
4.75%, 12/15/23		260	269,913
5.125%, 12/15/26		200	209,455
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22		220	215,003
Apache Corp.
6.90%, 9/15/18		2,700	2,721,986

	Principal Amount (000)		U.S. $ Value
Apache Finance Canada Corp.
7.75%, 12/15/29	U.S.$	60	$72,947
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		110	98,777
Boardwalk Pipelines LP
4.95%, 12/15/24		100	102,016
Canadian Natural Resources Ltd.
2.95%, 1/15/23		390	376,325
3.80%, 4/15/24		110	109,163
3.85%, 6/01/27		121	117,989
6.50%, 2/15/37		30	35,653
Cenovus Energy, Inc.
3.00%, 8/15/22		115	110,079
3.80%, 9/15/23		435	424,379
4.25%, 4/15/27		175	168,671
Continental Resources, Inc./OK
3.80%, 6/01/24		110	107,369
Crescent Point Energy Corp.
5.13%, 4/14/21 (f)(g)		15,250	15,944,473
Devon Energy Corp.
3.25%, 5/15/22		360	353,979
Ecopetrol SA
5.875%, 9/18/23		160	169,840
Enbridge Energy Partners LP
4.375%, 10/15/20		100	101,780
5.875%, 10/15/25		160	173,401
9.875%, 3/01/19		205	213,860
Encana Corp.
3.90%, 11/15/21		170	171,190
Energy Transfer Partners LP
3.60%, 2/01/23		165	161,170
4.65%, 6/01/21		2,850	2,922,903
4.90%, 2/01/24		2,700	2,749,448
6.05%, 6/01/41		85	84,511
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	156,370
5.00%, 10/01/22		105	108,255
Enterprise Products Operating LLC
4.25%, 2/15/48		165	153,376
5.10%, 2/15/45		125	128,891
5.20%, 9/01/20		195	202,994
Hess Corp.
4.30%, 4/01/27		5,605	5,407,429
6.00%, 1/15/40		55	56,904
7.125%, 3/15/33		60	69,561
7.875%, 10/01/29		41	49,880
Husky Energy, Inc.
3.95%, 4/15/22		115	116,088
4.00%, 4/15/24		115	115,025
Kerr-McGee Corp.
6.95%, 7/01/24		90	102,394
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		250	240,957
4.30%, 5/01/24		380	381,715
6.375%, 3/01/41		55	58,848
Kinder Morgan, Inc./DE

	Principal Amount (000)		U.S. $ Value
5.00%, 2/15/21 (a)	U.S.$	3,100	$3,204,219
5.05%, 2/15/46		280	264,738
Marathon Oil Corp.
6.80%, 3/15/32		117	138,220
Marathon Petroleum Corp.
5.00%, 9/15/54		95	87,620
5.85%, 12/15/45		67	71,605
6.50%, 3/01/41		139	162,121
MPLX LP
4.875%, 12/01/24		100	102,487
Noble Energy, Inc.
3.85%, 1/15/28		495	473,266
3.90%, 11/15/24		15,277	15,062,389
Occidental Petroleum Corp.
4.20%, 3/15/48		165	164,296
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,180,308
ONEOK Partners LP
3.80%, 3/15/20		160	160,881
4.90%, 3/15/25		145	149,899
ONEOK, Inc.
4.55%, 7/15/28		215	216,708
5.20%, 7/15/48		110	111,764
Peru LNG Srl
5.375%, 3/22/30 (a)		275	272,594
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		11,321	10,735,750
3.85%, 10/15/23		5,943	5,802,002
4.65%, 10/15/25		150	149,627
Sabine Pass Liquefaction LLC
4.20%, 3/15/28		160	154,290
5.00%, 3/15/27		268	273,502
5.75%, 5/15/24		14,000	14,948,388
Shell International Finance BV
4.375%, 5/11/45		210	215,232
Spectra Energy Partners LP
3.50%, 3/15/25		85	81,074
4.60%, 6/15/21		330	337,993
Suncor Energy, Inc.
3.60%, 12/01/24		150	148,301
6.50%, 6/15/38		76	94,162
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		160	149,572
4.25%, 4/01/24		9,200	9,096,380
5.40%, 10/01/47		100	92,199
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	5,627,765
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	491,089
Valero Energy Corp.
6.625%, 6/15/37		100	120,132
Western Gas Partners LP
5.45%, 4/01/44		110	104,088
Williams Partners LP
3.60%, 3/15/22		275	273,714
3.90%, 1/15/25		4,098	3,995,435

	Principal Amount (000)		U.S. $ Value
4.00%, 11/15/21	U.S.$	2,603	$2,631,289
4.50%, 11/15/23		4,200	4,261,769

			119,487,024

Other Industrial - 0.0%
Alfa SAB de CV
5.25%, 3/25/24 (a)		200	200,750

Services - 0.2%
Amazon.com, Inc.
3.875%, 8/22/37		120	117,251
Expedia Group, Inc.
3.80%, 2/15/28		9,651	8,861,529
Moody’s Corp.
2.75%, 12/15/21		430	420,165
4.875%, 2/15/24		145	152,203
S&P Global, Inc.
4.50%, 5/15/48		160	161,992
Total System Services, Inc.
3.75%, 6/01/23		100	99,062
3.80%, 4/01/21		109	109,771
4.00%, 6/01/23		181	181,686

			10,103,659

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,040	1,074,526
Analog Devices, Inc.
3.125%, 12/05/23		280	271,758
Apple, Inc.
3.45%, 2/09/45		575	514,789
Applied Materials, Inc.
4.35%, 4/01/47		105	104,998
Baidu, Inc.
2.875%, 7/06/22		275	264,907
3.875%, 9/29/23		200	198,643
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		3,109	3,009,375
3.875%, 1/15/27		6,978	6,609,729
Cisco Systems, Inc.
5.50%, 1/15/40		90	106,932
5.90%, 2/15/39		75	92,798
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		4,374	4,577,045
6.02%, 6/15/26 (a)		1,996	2,097,439
DXC Technology Co.
2.875%, 3/27/20		185	183,609
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	5,093	5,960,167
3.875%, 6/05/24	U.S.$	68	67,881
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		193	190,536
Juniper Networks, Inc.
4.50%, 3/15/24		150	152,718
KLA-Tencor Corp.
4.65%, 11/01/24		11,238	11,622,621

	Principal Amount (000)		U.S. $ Value
Lam Research Corp.
2.75%, 3/15/20	U.S.$	260	$258,430
Microsoft Corp.
3.45%, 8/08/36		540	518,336
3.70%, 8/08/46		275	266,808
Oracle Corp.
3.90%, 5/15/35		190	184,306
4.00%, 11/15/47		430	405,689
5.375%, 7/15/40		150	170,370
QUALCOMM, Inc.
2.60%, 1/30/23		270	257,946
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		5,206	5,016,014
4.875%, 3/01/24		3,611	3,514,146
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,109,708
3.925%, 1/19/38 (a)		280	256,774
VMware, Inc.
2.95%, 8/21/22		88	84,404
Xerox Corp.
3.625%, 3/15/23		280	268,663

			53,412,065

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		4,664	4,920,386

Transportation - Railroads - 0.0%
CSX Corp.
3.80%, 11/01/46		230	204,126
4.40%, 3/01/43		100	98,287
Union Pacific Corp.
4.375%, 9/10/38		215	217,301

			519,714

Transportation - Services - 0.4%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		12,115	11,887,844
4.00%, 7/30/27 (a)		12,637	11,497,711
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,525,282
Aviation Capital Group LLC
3.875%, 5/01/23 (a)		270	268,861
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.90%, 2/01/24 (a)		270	267,511

			25,447,209

			545,179,090

Utility - 0.6%
Electric - 0.4%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		275	271,906

	Principal Amount (000)		U.S. $ Value
Adani Transmission Ltd.
4.00%, 8/03/26 (a)	U.S.$	14,855	$13,198,021
AEP Transmission Co. LLC
3.75%, 12/01/47		110	101,921
Berkshire Hathaway Energy Co.
4.50%, 2/01/45		150	153,682
Consolidated Edison, Inc.
2.00%, 5/15/21		165	159,219
Dominion Energy, Inc.
2.579%, 7/01/20		270	266,145
2.962%, 7/01/19		156	155,661
Duke Energy Corp.
3.75%, 9/01/46		170	150,343
3.95%, 8/15/47		110	100,570
Duke Energy Florida LLC
6.40%, 6/15/38		150	193,683
EDP Finance BV
4.125%, 1/15/20 (a)		142	143,204
Enel Americas SA
4.00%, 10/25/26		91	86,459
Enel Chile SA
4.875%, 6/12/28		75	75,562
Enel Finance International NV
3.625%, 5/25/27 (a)		225	207,018
Enel Generacion Chile SA
4.25%, 4/15/24		100	99,125
Entergy Corp.
4.00%, 7/15/22		174	176,273
Exelon Corp.
5.10%, 6/15/45		150	159,201
5.15%, 12/01/20		409	422,804
5.625%, 6/15/35		55	63,093
Exelon Generation Co. LLC
2.95%, 1/15/20		199	198,258
Infraestructura Energetica Nova SAB de CV
4.875%, 1/14/48 (a)		225	192,094
Kallpa Generacion SA
4.125%, 8/16/27 (a)		200	181,750
Korea Southern Power Co., Ltd.
3.00%, 1/29/21 (a)		2,441	2,409,995
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,310,405
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	228,767
PSEG Power LLC
3.00%, 6/15/21		265	262,277
Sempra Energy
3.80%, 2/01/38		280	254,162
Southern Power Co.
Series F
4.95%, 12/15/46		160	159,776
TECO Finance, Inc.
5.15%, 3/15/20		2,970	3,056,169
Union Electric Co.
6.70%, 2/01/19		2,019	2,061,655

	Principal Amount (000)		U.S. $ Value
Wisconsin Electric Power Co.
4.25%, 12/15/19	U.S.$	35	$35,547

			28,534,745

Natural Gas - 0.2%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47		107	101,986
4.50%, 1/15/21		1,460	1,491,786
NiSource, Inc.
3.95%, 3/30/48		110	101,332
6.80%, 1/15/19		1,121	1,143,968
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,561,730

			9,400,802

			37,935,547

Total Corporates - Investment Grade (cost $1,230,898,481)			1,210,446,105

INFLATION-LINKED SECURITIES - 9.8%
Japan - 4.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	6,552,780	62,412,425
Series 22
0.10%, 3/10/27		9,352,213	89,371,133
Series 23
0.10%, 3/10/28		14,764,564	141,692,876

			293,476,434

New Zealand - 0.2%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	20,554	15,570,206

United States - 5.4%
U.S. Treasury Inflation Index
1.875%, 7/15/19 (TIPS) (b)	U.S.$	365,359	371,291,668

Total Inflation-Linked Securities
(cost $680,298,855)			680,338,308

MORTGAGE PASS-THROUGHS - 9.2%
Agency Fixed Rate 30-Year - 9.0%
Federal National Mortgage Association
Series 2005
5.50%, 2/01/35		19	20,292
Series 2007
5.50%, 9/01/36-8/01/37		25	27,695
Series 2008
5.50%, 3/01/37-5/01/38		2,436	2,652,124
Series 2009
5.00%, 12/01/39		18	18,782
Series 2017
3.50%, 6/01/47-1/01/48		28,413	28,298,660

	Principal Amount (000)		U.S. $ Value
Series 2018
3.50%, 1/01/48-6/01/48	U.S.$	111,999	$111,517,468
4.00%, 7/01/48, TBA		139,811	142,541,699
4.50%, 7/25/48, TBA		331,393	345,062,652

			630,139,372

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	14,087	12,396,457

Total Mortgage Pass-Throughs (cost $639,628,808)			642,535,829

CORPORATES - NON-INVESTMENT GRADE - 5.3%
Financial Institutions - 2.8%
Banking - 2.6%
ABN AMRO Bank NV
4.75%, 9/22/27 (a)(e)	EUR	13,000	14,469,438
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(e)		10,600	12,673,726
6.125%, 11/16/27 (e)	U.S.$	400	354,636
Banco Santander SA
6.25%, 9/11/21 (a)(e)	EUR	10,600	13,044,034
Bank of Ireland
7.375%, 6/18/20 (a)(e)		6,397	8,012,104
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)	U.S.$	37	41,465
Barclays PLC
5.20%, 5/12/26		5,891	5,789,999
7.875%, 3/15/22 (a)(e)		400	413,870
8.00%, 12/15/20 (e)	EUR	10,585	13,690,729
CaixaBank SA
6.75%, 6/13/24 (a)(e)		2,800	3,478,969
CIT Group, Inc.
4.125%, 3/09/21	U.S.$	106	105,639
5.25%, 3/07/25		4,655	4,714,938
Citigroup, Inc.
5.95%, 1/30/23 (e)		1,644	1,670,922
Series P
5.95%, 5/15/25 (e)		2,793	2,810,596
Series T
6.25%, 8/15/26 (e)		95	98,472
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (e)		160	161,293
Credit Agricole SA
6.625%, 9/23/19 (a)(e)		215	215,056
8.125%, 12/23/25 (a)(e)		14,040	14,847,300
8.375%, 10/13/19 (a)(e)		175	183,367
Credit Suisse Group AG
6.25%, 12/18/24 (a)(e)		11,489	11,246,387
7.50%, 12/11/23 (a)(e)		5,390	5,558,437

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (e)	U.S.$	8,935	$8,405,816
ING Groep NV
6.50%, 4/16/25 (e)		210	203,700
6.875%, 4/16/22 (a)(e)		422	430,394
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	707	836,855
5.017%, 6/26/24 (a)	U.S.$	6,963	6,309,898
7.75%, 1/11/27 (a)(e)	EUR	628	792,049
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(e)	U.S.$	129	137,879
7.50%, 6/27/24 (e)		2,208	2,241,060
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(d)(e)	EUR	550	629,534
8.625%, 8/15/21 (e)	U.S.$	8,654	9,199,972
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		3,700	3,544,759
Societe Generale SA
7.375%, 9/13/21 (a)(e)		15,091	15,390,111
8.00%, 9/29/25 (a)(e)		200	208,000
Standard Chartered PLC
3.869% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(d)(e)		200	175,270
7.75%, 4/02/23 (a)(e)		200	205,249
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (e)		144	137,022
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (a)(e)		12,055	12,370,781
7.125%, 2/19/20-8/10/21 (a)(e)		853	878,488
UniCredit SpA
6.625%, 6/03/23 (a)(e)	EUR	6,104	7,074,789

			182,753,003

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	94	91,415

Finance - 0.2%
Navient Corp.
6.50%, 6/15/22		154	157,465
6.625%, 7/26/21		8,420	8,708,301
8.00%, 3/25/20		410	432,749

			9,298,515

Insurance - 0.0%
Voya Financial, Inc.
4.70%, 1/23/48 (a)		225	200,250

			192,343,183

	Principal Amount (000)		U.S. $ Value
Industrial - 2.4%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
5.125%, 5/15/24 (a)	U.S.$	165	$157,735
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	59,954
5.25%, 8/01/23 (a)		3,890	3,889,296

			4,106,985

Capital Goods - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)		200	196,072
Tervita Escrow Corp.
7.625%, 12/01/21 (h)		74	75,482

			271,554

Communications - Media - 0.1%
Altice France SA/France
6.00%, 5/15/22 (a)		200	201,980
7.375%, 5/01/26 (a)		7,208	7,063,963
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (a)		110	100,950
TEGNA, Inc.
4.875%, 9/15/21 (a)		100	100,537

			7,467,430

Communications - Telecommunications - 0.1%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		3,975	4,085,227
Series T
5.80%, 3/15/22		5,612	5,555,218
Qwest Corp.
6.75%, 12/01/21		150	159,569
SoftBank Group Corp.
6.875%, 7/19/27 (a)(e)		200	171,634

			9,971,648

Consumer Cyclical - Automotive - 0.0%
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	1,414	1,717,320

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	5,081,219
6.50%, 2/15/25 (a)	U.S.$	3,090	3,193,005
PulteGroup, Inc.
5.00%, 1/15/27		38	36,134
6.375%, 5/15/33		26	26,352
7.875%, 6/15/32		11	12,595

	Principal Amount (000)		U.S. $ Value
Wyndham Worldwide Corp.
4.25%, 3/01/22	U.S.$	3,300	$3,213,279

			11,562,584

Consumer Cyclical - Retailers - 0.0%
Group 1 Automotive, Inc.
5.25%, 12/15/23 (a)		90	86,977

Consumer Non-Cyclical - 0.4%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		3,170	2,903,581
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,667,527
Endo Finance LLC
5.75%, 1/15/22 (a)		100	89,444
LifePoint Health, Inc.
5.875%, 12/01/23		154	153,448
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		4,794	4,717,737
5.75%, 8/01/22 (a)		1,312	1,180,800
Spectrum Brands, Inc.
5.75%, 7/15/25		9,505	9,388,022
Tenet Healthcare Corp.
4.375%, 10/01/21		3,911	3,854,306
4.50%, 4/01/21		5,670	5,612,557

			31,567,422

Energy - 1.1%
Antero Resources Corp.
5.125%, 12/01/22		8,185	8,198,440
California Resources Corp.
5.50%, 9/15/21		363	318,330
8.00%, 12/15/22 (a)		972	882,345
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		8,613	8,412,610
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,458,534
7.875%, 8/15/25		55	57,081
Energy Transfer Equity LP
4.25%, 3/15/23		10,290	9,946,190
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	9,644,699
Ensco PLC
4.50%, 10/01/24		265	218,563
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		4,935	4,921,651
Nabors Industries, Inc.
5.50%, 1/15/23		6,040	5,832,919
Newfield Exploration Co.
5.375%, 1/01/26		65	66,464
5.625%, 7/01/24		145	152,739
PDC Energy, Inc.
5.75%, 5/15/26 (a)		7,561	7,517,434

	Principal Amount (000)		U.S. $ Value
QEP Resources, Inc.
5.25%, 5/01/23	U.S.$	3,577	$3,522,869
Range Resources Corp.
5.00%, 8/15/22-3/15/23		159	156,545
SandRidge Energy, Inc.
7.50%, 2/15/23 (f)(g)(i)(j)		1,894	0
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,020,930
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		8,352	8,016,809
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		179	191,035

			74,536,187

Services - 0.1%
Aramark Services, Inc.
5.00%, 2/01/28 (a)		5,227	4,989,924

Technology - 0.1%
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		140	167,499
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		275	274,856
Western Digital Corp.
4.75%, 2/15/26		10,309	10,014,843

			10,457,198

Transportation - Services - 0.2%
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	3,715	4,446,836
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	886	949,882
Hertz Corp. (The)
5.50%, 10/15/24 (a)		5,860	4,608,644
Loxam SAS
4.25%, 4/15/24 (a)	EUR	1,564	1,900,947

			11,906,309

			168,641,538

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21	U.S.$	10,389	10,350,675

Total Corporates - Non-Investment Grade (cost $384,031,938)			371,335,396

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
Risk Share Floating Rate - 4.2%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.591% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(h)		7,763	7,863,369

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
5.491% (LIBOR 1 Month + 3.40%), 7/25/23 (d)	U.S.$	583	$586,353
Series 2013-DN1, Class M2
9.241% (LIBOR 1 Month + 7.15%), 7/25/23 (d)		5,330	6,437,116
Series 2013-DN2, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		5,675	6,307,231
Series 2014-DN1, Class M2
4.291% (LIBOR 1 Month + 2.20%), 2/25/24 (d)		5,414	5,567,055
Series 2014-DN1, Class M3
6.591% (LIBOR 1 Month + 4.50%), 2/25/24 (d)		4,290	4,947,295
Series 2014-DN3, Class M3
6.091% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		12,246	13,368,885
Series 2014-HQ2, Class M3
5.841% (LIBOR 1 Month + 3.75%), 9/25/24 (d)		1,595	1,820,359
Series 2014-HQ3, Class M3
6.841% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		6,411	7,125,964
Series 2015-DN1, Class M3
6.241% (LIBOR 1 Month + 4.15%), 1/25/25 (d)		10,431	11,198,657
Series 2015-DNA2, Class M2
4.691% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		4,752	4,856,540
Series 2015-DNA3, Class M3
6.791% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		2,209	2,618,394
Series 2015-HQ1, Class M2
4.291% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		1,272	1,277,321
Series 2015-HQ1, Class M3
5.891% (LIBOR 1 Month + 3.80%), 3/25/25 (d)		2,555	2,737,355
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		4,527	4,610,790
Series 2015-HQA1, Class M3
6.791% (LIBOR 1 Month + 4.70%), 3/25/28 (d)		2,080	2,386,355
Series 2015-HQA2, Class M2
4.891% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		5,907	6,073,092
Series 2015-HQA2, Class M3
6.891% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		9,364	10,961,310
Series 2016-DNA1, Class M2

	Principal Amount (000)		U.S. $ Value
4.991% (LIBOR 1 Month + 2.90%), 7/25/28 (d)	U.S.$	2,949	$3,024,783
Series 2016-DNA2, Class M3
6.741% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		2,907	3,355,172
Series 2016-DNA3, Class M2
4.091% (LIBOR 1 Month + 2.00%), 12/25/28 (d)		2,317	2,349,717
Series 2016-DNA4, Class M2
3.391% (LIBOR 1 Month + 1.30%), 3/25/29 (d)		2,130	2,152,478
Series 2016-HQA1, Class M3
8.441% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		4,984	6,187,667
Series 2017-DNA2, Class M2
5.541% (LIBOR 1 Month + 3.45%), 10/25/29 (d)		7,204	7,854,274
Series 2017-HQA3, Class M2
4.441% (LIBOR 1 Month + 2.35%), 4/25/30 (d)		4,105	4,197,507
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.341% (LIBOR 1 Month + 5.25%), 10/25/23 (d)		1,500	1,728,986
Series 2014-C01, Class M2
6.491% (LIBOR 1 Month + 4.40%), 1/25/24 (d)		2,563	2,918,902
Series 2014-C04, Class 1M2
6.991% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		10,558	12,077,770
Series 2014-C04, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		12,883	14,520,328
Series 2015-C01, Class 1M2
6.391% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		11,699	12,900,353
Series 2015-C01, Class 2M2
6.641% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		7,445	8,061,728
Series 2015-C02, Class 1M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		4,997	5,471,962
Series 2015-C02, Class 2M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		12,588	13,595,836
Series 2015-C03, Class 1M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		1,976	2,242,747
Series 2015-C03, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		15,250	16,906,788

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (d)	U.S.$	2,786	$3,242,537
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		4,055	4,585,913
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		7,881	9,547,087
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		3,391	4,052,188
Series 2016-C02, Class 1M2
8.091% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		10,558	12,488,110
Series 2016-C03, Class 1M1
4.091% (LIBOR 1 Month + 2.00%), 10/25/28 (d)		2,156	2,185,457
Series 2016-C03, Class 2M1
4.291% (LIBOR 1 Month + 2.20%), 10/25/28 (d)		1,931	1,940,297
Series 2016-C04, Class 1M2
6.341% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		5,061	5,727,011
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		14,307	15,934,462
Series 2016-C07, Class 2M2
6.441% (LIBOR 1 Month + 4.35%), 5/25/29 (d)		4,656	5,180,273
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.591% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(d)		5,406	6,023,245

			291,197,019

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,267	1,925,874
Series 2006-26CB, Class A6
6.25%, 9/25/36		167	132,984
Series 2006-26CB, Class A8
6.25%, 9/25/36		624	496,779
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,459	1,324,419
Series 2007-13, Class A2
6.00%, 6/25/47		3,035	2,584,620
Series 2007-15CB, Class A19
5.75%, 7/25/37		462	408,978
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,249,991

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.828%, 3/25/37	U.S.$	444	$432,316
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		1,312	1,068,044
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,594	1,310,370
Series 2007-HY4, Class 1A1
3.466%, 9/25/47		707	661,196
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		405	323,988
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		924	755,448
JP Morgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		680	537,450
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,334	1,274,384
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.722%, 12/28/37		3,187	3,097,657

			18,584,498

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.341% (LIBOR 1 Month + 0.25%), 4/25/37 (d)		901	491,202

Total Collateralized Mortgage Obligations (cost $287,142,142)			310,272,719

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 2.4%
Canada - 2.4%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	10,908,098
2.60%, 6/02/25-6/02/27		124,023	93,105,817
Province of Quebec Canada
2.75%, 9/01/25-9/01/27		82,924	63,254,713

Total Local Governments - Provincial Bonds (cost $174,339,626)			167,268,628

GOVERNMENTS - SOVEREIGN AGENCIES - 2.2%
Canada - 1.9%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a)		180,605	133,732,463

Germany - 0.3%
FMS Wertmanagement
1.125%, 9/03/18 (a)	EUR	10,800	12,647,504

	Principal Amount (000)		U.S. $ Value
3.00%, 8/03/18 (a)	EUR	3,500	$4,099,635

			16,747,139

Total Governments - Sovereign Agencies (cost $157,081,184)			150,479,602

COLLATERALIZED LOAN OBLIGATIONS - 2.1%
CLO - Floating Rate - 2.1%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.112% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(d)(j)	U.S.$	4,580	4,578,269
CIFC Funding Ltd.
Series 2017-3A, Class A1
3.579% (LIBOR 3 Month + 1.22%), 7/20/30 (a)(d)(j)		1,500	1,501,557
Dryden CLO Ltd.
Series 2018-57A, Class A
2.90% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(d)(j)		17,050	16,982,772
Dryden Senior Loan Fund
Series 2016-43A, Class A
3.899% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(d)(j)		250	251,048
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.425% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(d)(j)		7,079	7,079,973
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.52% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(d)(j)		6,573	6,576,961
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.539% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(d)(j)		5,155	5,140,499
Series 2018-1A, Class A2
4.139% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(d)(j)		4,035	4,034,669
Madison Park Funding Ltd.
Series 2014-12A, Class AR
3.619% (LIBOR 3 Month + 1.26%), 7/20/26 (a)(d)(j)		377	377,076
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.535% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(d)(j)		14,519	14,525,049
OZLM Ltd.
Series 2018-18A, Class A
3.35% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(d)(j)		17,040	16,982,405
Series 2018-22A, Class A1
2.785% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(d)(j)		7,199	7,187,658

	Principal Amount (000)		U.S. $ Value
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.154% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(d)(j)	U.S.$	14,194	$14,202,725
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.354% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(d)(j)		24,065	23,822,978
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.488% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(d)(j)		16,285	16,287,044
Series 2017-4A, Class B
3.781% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(d)(j)		6,000	5,961,042

Total Collateralized Loan Obligations (cost $145,848,456)			145,491,725

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Floating Rate CMBS - 0.9%
Ashford Hospitality Trust, Inc.
Series 2018-KEYS, Class A
3.05% (LIBOR 1 Month + 1.00%), 5/15/35 (d)		14,000	14,000,162
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.073% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(d)(j)		6,275	6,332,950
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
6.423% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(d)(j)		2,315	2,324,780
CLNS Trust
Series 2017-IKPR, Class F
6.546% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(d)(j)		5,743	5,775,484
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.673% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(d)(j)		5,886	5,945,029
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.748% (LIBOR 1 Month + 1.65%), 6/24/49 (d)(h)(j)		1,940	1,940,409
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMD
3.781% (LIBOR 1 Month + 1.73%), 11/15/26 (d)(h)(j)		5,700	5,344,908
RETL
Series 2018-RVP, Class A
3.173% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(d)		8,360	8,374,508

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)	U.S.$	14,042	$14,048,285

			64,086,515

Non-Agency Fixed Rate CMBS - 0.9%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)(j)		11,986	11,487,392
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,401,612
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.258%, 11/10/46 (a)(j)		2,783	2,616,308
Series 2014-GC23, Class D
4.664%, 7/10/47 (a)(j)		2,196	1,918,788
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		8	7,806
Series 2013-CR6, Class D
4.203%, 3/10/46 (a)(j)		7,385	6,857,955
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		2,433	2,352,740
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.564%, 8/10/44 (a)(j)		1,000	973,285
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,806,709
Series 2013-GC12, Class C
4.179%, 6/10/46 (j)		4,270	4,132,730
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (j)		1,033	1,038,834
Series 2011-C5, Class D
5.585%, 8/15/46 (a)(j)		890	872,920
Series 2012-CBX, Class E
5.214%, 6/15/45 (a)(j)		4,544	4,141,369
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.817%, 11/15/48 (j)		3,145	3,114,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D
4.983%, 2/15/47 (a)(j)		4,250	4,042,085
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.056%, 8/15/45 (a)(j)		1,600	1,530,547

	Principal Amount (000)		U.S. $ Value
Series 2013-C18, Class D
4.811%, 12/15/46 (a)(j)	U.S.$	3,000	$2,757,253

			61,052,459

Total Commercial Mortgage-Backed Securities (cost $124,850,355)			125,138,974

COVERED BONDS - 1.5%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	2,993,649
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	11,327,192
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	10,653,433
Danske Bank A/S
1.25%, 6/11/21 (a)		9,195	11,169,048
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	10,252,820
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	9,260,722
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,402,809
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	10,801,002
Santander UK PLC
1.625%, 11/26/20 (a)		8,950	10,900,757
4.25%, 4/12/21 (a)		8,100	10,601,225
Swedbank Hypotek AB
1.125%, 5/21/21 (a)		9,200	11,133,210

Total Covered Bonds (cost $99,370,230)			105,495,867

EMERGING MARKETS - TREASURIES - 0.8%
Argentina - 0.3%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (d)	ARS	34,145	1,205,474
Argentine Bonos del Tesoro
15.50%, 10/17/26		238,339	7,314,513
16.00%, 10/17/23		447,533	13,718,478

			22,238,465

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	153,178	36,124,740

Total Emerging Markets - Treasuries (cost $97,779,742)			58,363,205

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.8%
Angola - 0.1%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	3,539	$3,556,758

Argentina - 0.1%
Argentine Republic Government International Bond
6.875%, 4/22/21		8,085	7,983,937

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)		7,138	6,388,510

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		5,390	5,374,903

Dominican Republic - 0.2%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		7,617	7,613,382
7.50%, 5/06/21 (a)		9,410	9,890,804

			17,504,186

Egypt - 0.1%
Egypt Government International Bond
7.50%, 1/31/27 (a)		8,593	8,431,881

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		6,855	6,186,637

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	1,087	1,274,286

Total Emerging Markets - Sovereigns (cost $59,334,117)			56,701,098

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.5%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)	U.S.$	1,972	1,864,131
Nexa Resources SA
5.375%, 5/04/27 (a)		200	194,050

			2,058,181

Capital Goods - 0.1%
Ferreycorp SAA
4.875%, 4/26/20 (a)		299	298,522
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	3,086,025

	Principal Amount (000)		U.S. $ Value
5.25%, 6/27/29 (a)	U.S.$	2,996	$1,023,564
7.125%, 6/26/42 (a)		3,863	1,367,937

			5,776,048

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,425,869

Consumer Non-Cyclical - 0.3%
BRF GmbH
4.35%, 9/29/26 (a)		1,000	831,132
BRF SA
3.95%, 5/22/23 (a)		446	389,135
Cosan Ltd.
5.95%, 9/20/24 (a)		220	205,228
MARB BondCo PLC
7.00%, 3/15/24 (a)		8,176	7,828,520
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		2,035	1,860,092
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		8,988	8,596,528
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		199	158,961
6.00%, 4/15/24		200	199,541
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)(j)(k)		4,300	226,610

			20,295,747

Energy - 0.1%
Petrobras Global Finance BV
6.25%, 3/17/24		3,943	3,904,556

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	2,982,200

			36,442,601

Financial Institutions - 0.1%
Banking - 0.1%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(e)		7,047	6,588,945
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		200	196,481

			6,785,426

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		2,748	2,723,933

Total Emerging Markets - Corporate Bonds (cost $58,724,992)			45,951,960

	Principal Amount (000)		U.S. $ Value
SUPRANATIONALS - 0.7%
European Financial Stability Facility
0.125%, 10/17/23 (a) (cost $45,188,229)	EUR	38,629	$45,141,215

BANK LOANS - 0.6%
Industrial - 0.6%
Capital Goods - 0.1%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.344% (LIBOR 1 Month + 3.25%), 8/18/24 (l)	U.S.$	4,186	4,172,237
Gardner Denver, Inc.
4.844% (LIBOR 1 Month + 2.75%), 7/30/24 (l)		1,237	1,236,126

			5,408,363

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.26% (LIBOR 1 Month + 3.25%), 2/05/25 (l)		696	696,296
5.28% (LIBOR 1 Month + 3.25%), 2/05/25 (l)		559	559,555

			1,255,851

Consumer Non-Cyclical - 0.2%
BI-LO, LLC
5/31/24 (m)		12,400	11,927,312

Energy - 0.2%
California Resources Corporation
12.466% (LIBOR 1 Month + 10.38%), 12/31/21 (l)		9,558	10,562,123
Chesapeake Energy Corporation
9.594% (LIBOR 1 Month + 7.50%), 8/23/21 (l)		4,490	4,692,538

			15,254,661

Other Industrial - 0.1%
American Tire Distributors, Inc.
6.344% (LIBOR 1 Month + 4.25%), 9/01/21 (l)		6,982	4,514,256

Total Bank Loans (cost $38,465,825)			38,360,443

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.0%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)		275	262,147

	Principal Amount (000)		U.S. $ Value
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	U.S.$	220	$205,150

			467,297

China - 0.3%
Sinopec Group Overseas Development 2017 Ltd.
2.375%, 4/12/20 (a)		270	265,401
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,173,638
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		15,757	15,441,860

			23,880,899

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,028,960

United Arab Emirates - 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)		225	207,000

Total Quasi-Sovereigns (cost $28,578,124)			28,584,156

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.3%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (f)(g)(j)(n)		1,904	1,846,897
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)(j)		3,648	3,624,882
Series 2014-2A, Class C
3.869%, 10/15/49 (a)(j)		3,008	2,930,090
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)(j)		6,435	6,429,306
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(j)		5,582	5,530,523

			20,361,698

Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2017-A, Class D
4.61%, 12/15/22 (a)		2,000	2,031,096
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		4,315	4,308,463

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)	U.S.$	1,689	$1,688,105

			8,027,664

Total Asset-Backed Securities (cost $28,552,626)			28,389,362

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28		245	269,059
State of California
Series 2010
7.625%, 3/01/40		30	44,245
7.95%, 3/01/36		10,685	11,525,696
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	3,880,352

Total Local Governments - US Municipal Bonds (cost $14,457,579)			15,719,352

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (i)(j)(o)		9,702	9,569,368

Real Estate - 0.0%
Calibrate Real Estate Fund (f)(g)(i)(j)		6,448	2,093,935

			11,663,303

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golden Energy Offshore Services AS (f)(i)		3,089,816	1,821,031
SandRidge Energy, Inc. (i)		4,301	76,300

			1,897,331

Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp. (i)		2,244	45,060

Total Common Stocks (cost $16,254,831)			13,605,694

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	7,208	$7,099,880
9.125%, 3/16/24 (a)		748	714,340
Provincia de Cordoba
7.125%, 6/10/21 (a)		2,299	2,218,535

Total Local Governments - Regional Bonds (cost $10,257,374)			10,032,755

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		7,151	7,150,185
5.25%, 1/20/20 (a)		100	103,000

Total Governments - Sovereign Bonds (cost $7,218,572)			7,253,185

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
REITS - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45% (cost $5,676,875)		227,075	5,685,981

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (f)(g)(j)	U.S.$	890	259,293
Series B2
11.00%, 1/01/22 (f)(g)(j)		1,297	443,823
Series B3
11.00%, 9/01/22 (f)(g)(j)		536	204,088
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (f)(g)(j)		4,415	1,951,274
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (f)(g)(j)		1,059	1,063,517

Total Whole Loan Trusts (cost $7,932,963)			3,921,995

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Aug 2018; Contracts: 457,945,000; Exercise Price: CNH 6.70; Counterparty: JPMorgan Chase Bank, NA (i)	CNH	457,945,000	$411,623
MXN/USD
Expiration: Jul 2018; Contracts: 343,500,000; Exercise Price: MXN 20.00; Counterparty: JPMorgan Chase Bank, NA (i)	MXN	343,500,000	312,502
USD/EUR
Expiration: Oct 2018; Contracts: 69,907,750; Exercise Price: USD 1.21; Counterparty: Natwest Markets PLC (i)	USD	69,907,750	397,495

Total Options Purchased - Calls (premiums paid $1,536,194)			1,121,620

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95	121,881
6.625%, 11/15/30		150	201,488
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	212,185

Total Agencies (cost $518,403)			535,554

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Jul 2018; Contracts: 731,250,000; Exercise Rate: 2.96%; Counterparty: Morgan Stanley Capital Services LLC (i)	USD	731,250,000	239,023

Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Jul 2018; Contracts: 308,136,675; Exercise Price: MXN 17.94; Counterparty: Natwest Markets PLC (i)	MXN	308,136,675	8,595

	Notional Amount		U.S. $ Value
MXN/USD
Expiration: Aug 2018; Contracts: 574,875,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International (i)	MXN	574,875,000	$11,405

			20,000

Total Options Purchased - Puts (premiums paid $3,213,460)			259,023

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (f)(g)(i)(j)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (f)(g)(i)(j)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (i)		3,724	1,043
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (i)		1,568	407

Total Warrants (cost $27,089)			1,450

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (p)(q)(r) (cost $110,829,101)		110,829,101	110,829,101

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
1.13%, 7/02/18	AUD	182	134,854
BNP Paribas, Paris
(0.57)%, 7/02/18	EUR	1,168	1,364,279
1.27%, 7/02/18	U.S.$	10,429	10,428,694

Total Time Deposits (cost $11,919,777)			11,927,827

Emerging Markets - Sovereigns - 0.1%
Citigroup Global Markets Holdings, Inc./United States
Series GSNP
Zero Coupon, 10/04/18 (cost $9,631,028)	EGP	176,750	9,414,877

Total Short-Term Investments (cost $132,379,906)			132,171,805

Total Investments - 105.9% (cost $7,411,423,504) (s)			7,365,317,373
Other assets less liabilities - (5.9)%			(409,939,633)

Net Assets - 100.0%			$6,955,377,740

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-OAT Futures	207	September 2018	EUR	207,000	$36,983,046	$37,357,665	$374,619
U.S. 10 Yr Ultra Futures	1,477	September 2018	USD	1,477,000	188,543,422	189,402,172	858,750
U.S. Long Bond (CBT) Futures	12	September 2018	USD	12,000	1,684,314	1,740,000	55,686
U.S. Ultra Bond (CBT) Futures	544	September 2018	USD	544,000	83,491,172	86,802,000	3,310,828
UK Long Gilt Bond Futures	174	September 2018	GBP	174,000	27,657,511	28,259,067	601,556
Sold Contracts
Canada 10 Yr Bond Futures	1,222	September 2018	CAD	1,222,000	123,391,541	127,075,358	(3,683,817)
Euro Buxl 30 Yr Bond Futures	305	September 2018	EUR	305,000	62,342,068	63,293,008	(950,940)
Euro-BOBL Futures	2,954	September 2018	EUR	2,954,000	453,790,272	455,944,361	(2,154,089)
Euro-Bund Futures	1,136	September 2018	EUR	1,136,000	213,521,590	215,642,210	(2,120,620)
Euro-Schatz Futures	300	September 2018	EUR	300,000	39,229,491	39,267,859	(38,368)
U.S. T-Note 5 Yr (CBT) Futures	5,016	September 2018	USD	5,016,000	568,782,815	569,903,815	(1,121,000)
U.S. T-Note 10 Yr (CBT) Futures	2	September 2018	USD	2,000	239,095	240,375	(1,280)

							$(4,868,675)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	11,652	USD	13,650	7/18/18	$27,581
Australia and New Zealand Banking Group Ltd.	USD	1,947	EUR	1,667	7/18/18	1,033
Australia and New Zealand Banking Group Ltd.	SGD	23,159	USD	17,380	8/16/18	367,116
Bank of America, NA	BRL	148,585	USD	38,739	7/03/18	402,253
Bank of America, NA	USD	38,936	BRL	148,585	7/03/18	(598,593)
Bank of America, NA	USD	21,865	ILS	78,458	7/12/18	(404,662)
Bank of America, NA	EUR	1,386,374	USD	1,622,418	7/18/18	1,633,162
Bank of America, NA	MXN	391,038	USD	19,607	7/23/18	(18,884)
Barclays Bank PLC	USD	34,216	TRY	157,621	7/16/18	(96,288)
Barclays Bank PLC	EUR	3,815	USD	4,451	7/18/18	(8,538)
Barclays Bank PLC	KRW	7,491,310	USD	6,775	7/19/18	46,294
Barclays Bank PLC	COP	96,924,330	USD	33,844	7/25/18	809,722
Barclays Bank PLC	TWD	2,418,152	USD	81,673	9/13/18	1,953,668
Barclays Bank PLC	USD	6,976	CHF	6,883	9/18/18	22,142
BNP Paribas SA	ARS	404,807	USD	15,687	7/05/18	1,723,344
BNP Paribas SA	TRY	168,163	USD	35,244	7/16/18	(1,157,683)
BNP Paribas SA	USD	6,629	TRY	31,336	7/16/18	154,002
BNP Paribas SA	USD	42,547	EUR	35,904	7/18/18	(572,790)
BNP Paribas SA	GBP	165,889	USD	222,613	8/03/18	3,362,800
BNP Paribas SA	USD	5,412	MXN	108,988	8/07/18	45,158
BNP Paribas SA	NZD	117,833	USD	82,608	8/09/18	2,797,525
Brown Brothers Harriman & Co.	EUR	1,504	USD	1,779	7/18/18	20,379
Brown Brothers Harriman & Co.	USD	1,754	EUR	1,500	7/18/18	(537)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	2,863	SEK	24,993	7/26/18	$(68,080)
Citibank, NA	USD	2,753	ARS	75,146	7/05/18	(160,496)
Citibank, NA	USD	10,848	ILS	39,091	7/12/18	(155,536)
Citibank, NA	EUR	232,102	USD	269,952	7/18/18	(1,394,188)
Citibank, NA	USD	182,824	EUR	155,017	7/18/18	(1,595,906)
Citibank, NA	ARS	75,146	USD	2,704	7/26/18	171,881
Citibank, NA	KRW	21,037,463	USD	19,551	7/26/18	651,708
Citibank, NA	USD	105,118	KRW	111,777,139	7/26/18	(4,701,187)
Citibank, NA	USD	64,892	SEK	561,678	7/26/18	(2,071,997)
Citibank, NA	MXN	2,842,697	USD	136,969	8/07/18	(5,356,694)
Citibank, NA	UYU	53,025	USD	1,779	8/07/18	85,245
Citibank, NA	UYU	61,160	USD	2,053	8/08/18	99,357
Citibank, NA	USD	68,681	INR	4,666,621	8/09/18	(873,389)
Citibank, NA	ZAR	188,458	USD	13,767	9/07/18	149,160
Citibank, NA	TRY	46,406	USD	9,651	9/18/18	(117,705)
Credit Suisse International	USD	33,467	TRY	157,621	7/02/18	844,329
Credit Suisse International	USD	3,406	ZAR	40,962	7/05/18	(420,204)
Credit Suisse International	USD	15,293	ILS	55,226	7/12/18	(186,763)
Credit Suisse International	USD	3,472	MXN	64,664	7/23/18	(226,960)
Credit Suisse International	EUR	17,991	SEK	182,590	7/26/18	(625,006)
Credit Suisse International	TRY	174,605	USD	36,700	7/31/18	(850,140)
Credit Suisse International	USD	8,416	MXN	157,506	8/02/18	(523,328)
Credit Suisse International	MXN	271,293	USD	14,323	8/06/18	737,515
Credit Suisse International	USD	14,323	MXN	271,293	8/06/18	(737,505)
Credit Suisse International	USD	9,810	MXN	196,363	8/07/18	21,697
Credit Suisse International	CHF	7,229	SGD	10,321	8/27/18	248,782
Credit Suisse International	CNH	92,455	USD	14,012	8/28/18	104,304
Credit Suisse International	GBP	1,956	ZAR	34,881	10/17/18	(86,746)
Deutsche Bank AG	ILS	366,764	USD	104,673	7/12/18	4,352,508
Deutsche Bank AG	EUR	121,886	USD	142,788	7/18/18	292,528
Deutsche Bank AG	EUR	5,561	USD	6,438	7/18/18	(62,754)
Goldman Sachs Bank USA	USD	38,161	TRY	172,493	7/16/18	(821,571)
Goldman Sachs Bank USA	EUR	43,965	USD	51,299	7/18/18	(99,888)
Goldman Sachs Bank USA	USD	40,934	EUR	34,881	7/18/18	(155,118)
Goldman Sachs Bank USA	KRW	23,110,155	USD	21,472	7/26/18	710,286
Goldman Sachs Bank USA	JPY	55,383,885	USD	508,193	10/04/18	4,593,411
HSBC Bank USA	USD	9,090	ARS	255,603	7/05/18	(272,887)
HSBC Bank USA	USD	14,818	NOK	119,857	7/26/18	(87,804)
HSBC Bank USA	INR	2,756,108	USD	40,460	8/09/18	412,688
HSBC Bank USA	TWD	658,144	USD	22,269	9/13/18	572,266
JPMorgan Chase Bank, NA	ARS	583,131	USD	22,616	7/05/18	2,501,155
JPMorgan Chase Bank, NA	USD	19,131	ILS	68,725	7/12/18	(332,527)
JPMorgan Chase Bank, NA	EUR	11,633	TRY	64,634	7/16/18	393,695
JPMorgan Chase Bank, NA	TRY	31,064	USD	6,787	7/16/18	62,269
JPMorgan Chase Bank, NA	MXN	64,664	USD	3,472	7/23/18	226,966
JPMorgan Chase Bank, NA	USD	2,474	MXN	45,760	7/23/18	(177,500)
JPMorgan Chase Bank, NA	SEK	652,231	USD	74,651	7/26/18	1,703,948
JPMorgan Chase Bank, NA	USD	2,716	MXN	50,345	8/02/18	(193,489)
JPMorgan Chase Bank, NA	USD	8,887	GBP	6,627	8/03/18	(128,656)
JPMorgan Chase Bank, NA	USD	15,651	NZD	22,206	8/09/18	(610,514)
JPMorgan Chase Bank, NA	SGD	35,257	USD	26,480	8/16/18	579,259
JPMorgan Chase Bank, NA	USD	14,012	CNH	92,455	8/28/18	(104,304)
JPMorgan Chase Bank, NA	USD	17,249	JPY	1,875,481	10/04/18	(195,931)
JPMorgan Chase Bank, NA	ZAR	89,383	GBP	5,059	10/17/18	283,312
Morgan Stanley Capital Services LLC	BRL	461,992	USD	119,818	7/03/18	616,748
Morgan Stanley Capital Services LLC	USD	122,382	BRL	461,992	7/03/18	(3,181,319)
Morgan Stanley Capital Services LLC	ZAR	40,962	USD	3,406	7/05/18	420,218
Morgan Stanley Capital Services LLC	EUR	15,856	USD	18,458	7/18/18	(79,109)
Morgan Stanley Capital Services LLC	USD	34,646	EUR	29,376	7/18/18	(303,378)
Morgan Stanley Capital Services LLC	SEK	12,286	USD	1,417	7/26/18	42,895
Morgan Stanley Capital Services LLC	BRL	461,992	USD	122,038	8/02/18	3,273,688

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	48,604	BRL	183,898	8/02/18	$(1,329,427)
Morgan Stanley Capital Services LLC	SGD	37,072	USD	27,623	8/16/18	389,061
Morgan Stanley Capital Services LLC	CHF	35,299	USD	35,850	9/18/18	(36,970)
Morgan Stanley Capital Services LLC	TRY	29,295	USD	5,948	9/18/18	(218,617)
Royal Bank of Scotland PLC	MXN	157,506	USD	8,416	8/02/18	523,333
Royal Bank of Scotland PLC	USD	81,809	CAD	108,130	8/30/18	526,002
Standard Chartered Bank	BRL	485,836	USD	132,276	7/03/18	6,923,093
Standard Chartered Bank	USD	126,201	BRL	485,836	7/03/18	(848,092)
Standard Chartered Bank	KRW	30,246,990	USD	28,009	7/26/18	835,963
Standard Chartered Bank	KRW	37,310,926	USD	33,445	7/26/18	(74,344)
Standard Chartered Bank	SEK	180,448	USD	21,045	7/26/18	863,409
Standard Chartered Bank	USD	8,980	BRL	34,423	8/02/18	(131,243)
Standard Chartered Bank	AUD	69,590	USD	52,954	8/09/18	1,447,246
Standard Chartered Bank	INR	2,227,143	USD	32,270	8/09/18	(91,590)
Standard Chartered Bank	CAD	580,212	USD	447,578	8/30/18	5,779,715
UBS AG	TRY	49,941	USD	10,291	7/16/18	(519,208)
UBS AG	EUR	14,574	CHF	16,938	7/18/18	87,576
UBS AG	SGD	10,321	CHF	7,229	8/27/18	(248,596)
UBS AG	ZAR	34,881	GBP	1,956	10/17/18	86,749

						$21,665,503

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
INR vs. USD/JPMorgan Chase Bank, NA	INR	71.320	02/2019	1,214,223,000	INR	1,214,223	$157,651	$(293,849)
KRW vs. USD/Bank of America, NA	KRW	1,098.000	07/2018	18,885,600,000	KRW	18,885,600	112,832	(279,836)
MXN vs. USD/Credit Suisse International	MXN	21.500	07/2018	357,115,000	MXN	357,115	284,048	(17,568)
MXN vs. USD/Natwest Markets PLC	MXN	20.000	07/2018	343,500,000	MXN	343,500	251,889	(312,501)
MXN vs. USD/Credit Suisse International	MXN	22.000	08/2018	722,700,000	MXN	722,700	639,589	(38,354)
MXN vs. USD/Goldman Sachs Bank USA	MXN	22.000	08/2018	364,430,000	MXN	364,430	300,357	(33,947)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	405,535,500	MXN	405,536	226,824	(190,738)
SGD vs. CHF/UBS AG	SGD	1.480	08/2018	56,610,000	SGD	56,610	294,042	(25,054)
TRY vs. CHF/UBS AG	TRY	5.900	02/2019	94,252,500	TRY	94,253	172,311	(359,624)

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	71,307,600	TRY	71,308	$432,613	$(906,586)
USD vs. EUR/Natwest Markets PLC	USD	1.250	10/2018	72,218,750	USD	72,219	399,757	(93,090)
ZAR vs. GBP/UBS AG	ZAR	19.520	10/2018	235,704,000	ZAR	235,704	213,828	(242,603)
ZAR vs. USD/Morgan Stanley Capital Services LLC	ZAR	12.640	07/2018	217,346,080	ZAR	217,346	198,161	(1,360,356)
Put
USD vs. EUR/Natwest Markets PLC	USD	1.170	10/2018	67,596,750	USD	67,597	566,195	(896,738)

							$4,250,097	$(5,050,844)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	$1,750,500	$1,880,416	$(626,294)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	(5.00)%	Quarterly	3.19%	EUR	30,850	$(2,939,641)	$(3,459,010)	$519,369

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 339,200	8/08/18	1.564%	3 Month LIBOR	Semi-Annual/ Quarterly	$(550,730)	$	– 0	–	$(550,730)
USD 861,800	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	(3,079,819)		– 0	–	(3,079,819)
USD 861,800	1/17/20	3 Month LIBOR	2.204%	Quarterly/ Semi-Annual	(2,505,959)		– 0	–	(2,505,959)
BRL 219,918	1/04/21	1 Day CDI	10.215%	Maturity	2,207,845		– 0	–	2,207,845
USD 1,000	3/17/21	3 Month LIBOR	1.404%	Quarterly/ Semi-Annual	(40,230)		– 0	–	(40,230)
USD 361,960	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	5,716,332		– 0	–	5,716,332
USD 361,960	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	5,180,627		– 0	–	5,180,627
USD 145,430	8/08/23	3 Month LIBOR	2.823%	Quarterly/ Semi-Annual	533,125		– 0	–	533,125
GBP 17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual	(69,601)		70,500		(140,101)
GBP 17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual	69,434		(66,667)		136,101
USD 58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	3,144,985		– 0	–	3,144,985
USD 600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	18,555		– 0	–	18,555
USD 150	5/05/45	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	(12,373)		1		(12,374)
USD 100	7/16/45	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	1,415		9,466		(8,051)

					$10,613,606		$13,300		$10,600,306

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00%	Quarterly	2.28%	USD	950	$62,405	$16,502	$45,903
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.36	USD	950	86,970	29,471	57,499
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,000	(515,583)	(741,032)	225,449
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,088	(112,282)	(126,392)	14,110
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	0.83	USD	950	3,449	(44,779)	48,228
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	1.64	USD	950	(11,261)	(32,648)	21,387
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	1.31	USD	950	(5,418)	(15,920)	10,502
Weatherford International Ltd., 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	2.83	USD	950	(32,426)	(34,684)	2,258
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	735	(75,913)	(103,155)	27,242
Credit Suisse International
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	5.08	USD	950	(71,602)	(69,176)	(2,426)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	13,109	(64,380)	(551,877)	487,497
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	8,513	(42,281)	(478,502)	436,221
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	12,060	(59,228)	(490,400)	431,172
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	9,831	(48,281)	(419,760)	371,479
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	5,987	(29,735)	(247,128)	217,393

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.14%	USD	2,395	$(11,895)	$(100,734)	$88,839
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	1,198	(5,950)	(49,450)	43,500
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	6,500	(670,258)	(963,342)	293,084
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,000	(515,583)	(741,900)	226,317
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,925	(301,616)	(173,191)	(128,425)
Freeport-McMoRan, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.44	USD	950	10,570	(28,350)	38,920
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.33	USD	950	12,604	(30,141)	42,745
Transocean, Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	1.17	USD	950	(2,743)	(84,437)	81,694
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	6,900	(33,887)	(276,931)	243,044
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	3,000	(14,733)	(60,677)	45,944
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	8,901	(43,714)	(86,609)	42,895
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	564	(58,252)	(68,357)	10,105
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	618	(63,778)	(70,929)	7,151
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	53	(5,470)	(3,813)	(1,657)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	3,000	(14,733)	(56,165)	41,432

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.14%	USD	8,358	$(41,047)	$(61,888)	$20,841
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	16,717	(82,099)	(97,867)	15,768
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	8,359	(41,052)	(52,187)	11,135
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	20,000	(2,062,333)	(3,126,368)	1,064,035
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,611	(166,255)	(179,717)	13,462
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,115	(115,161)	(124,457)	9,296
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	979	(101,033)	(108,488)	7,455
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	244	(25,181)	(27,235)	2,054
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	558	(57,632)	(56,985)	(647)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	279	(28,816)	(25,851)	(2,965)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	557	(57,529)	(52,566)	(4,963)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	575	(59,388)	(50,196)	(9,192)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	3,346	(345,586)	(298,945)	(46,641)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,260	(129,927)	(77,045)	(52,882)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,000	(516,417)	(409,837)	(106,580)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,000	(516,417)	(392,379)	(124,038)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	10,000	$(1,032,833)	$(793,564)	$(239,269)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	10,000	(1,032,833)	(784,758)	(248,075)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	7,000	(722,400)	(477,582)	(244,818)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,815	(599,623)	(355,569)	(244,054)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	7,947	(820,130)	(542,900)	(277,230)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	15,000	(1,549,250)	(1,229,510)	(319,740)

						$(12,737,946)	$(15,430,400)	$2,692,454

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	888	$230,390	$	– 0	–	$230,390
AUD/JPY 3/03/20*	12.75	Maturity	AUD	452	(77,021)		– 0	–	(77,021)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	1,105	26,454		– 0	–	26,454
AUD/JPY 5/07/20*	12.22	Maturity	AUD	690	32,748		– 0	–	32,748
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	205	(42,812)		– 0	–	(42,812)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	243	(42,626)		– 0	–	(42,626)

					$127,133	$	– 0	–	$127,133

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $2,689,003,127 or 38.7% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Illiquid security.
(g)	Fair valued by the Adviser.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.591%, 4/25/26	4/29/16	$7,762,740	$7,863,369	0.11%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.748%, 6/24/49	6/19/15	1,940,409	1,940,409	0.03%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
3.781%, 11/15/26	11/13/15	5,321,031	5,344,908	0.08%
Tervita Escrow Corp.
7.625%, 12/01/21	12/07/16	74,000	75,482	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,886,876	226,610	0.00%

(i)	Non-income producing security.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Defaulted matured security.
(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2018.
(m)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Variable rate coupon, rate shown as of June 30, 2018.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,569,368	0.14%

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,629,308 and gross unrealized depreciation of investments was $(237,545,974), resulting in net unrealized depreciation of $(14,916,666).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

June 30, 2018 (unaudited)

44.1%	United States
6.9%	Japan
6.7%	France
5.6%	United Kingdom
5.3%	Canada
3.9%	Germany
3.7%	Italy
3.4%	Belgium
2.9%	Spain
2.6%	Mexico
1.9%	Cayman Islands
1.2%	Switzerland
1.2%	Brazil
8.8%	Other
1.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Angola, Argentina, Australia, Bahrain, Bermuda, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Egypt, Gabon, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, Netherlands, New Zealand, Norway, Peru, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Supranational, Sweden, Turkey, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,964,714,367		$	– 0	–	$2,964,714,367
Corporates - Investment Grade		– 0	–	1,210,446,105			– 0	–	1,210,446,105
Inflation-Linked Securities		– 0	–	680,338,308			– 0	–	680,338,308
Mortgage Pass-Throughs		– 0	–	642,535,829			– 0	–	642,535,829
Corporates - Non-Investment Grade		– 0	–	371,335,396			– 0	–#	371,335,396
Collateralized Mortgage Obligations		– 0	–	310,272,719			– 0	–	310,272,719
Local Governments - Provincial Bonds		– 0	–	167,268,628			– 0	–	167,268,628
Governments - Sovereign Agencies		– 0	–	150,479,602			– 0	–	150,479,602
Collateralized Loan Obligations		– 0	–	– 0	–		145,491,725		145,491,725
Commercial Mortgage-Backed Securities		– 0	–	51,991,822			73,147,152		125,138,974
Covered Bonds.		– 0	–	105,495,867			– 0	–	105,495,867
Emerging Markets - Treasuries		– 0	–	58,363,205			– 0	–	58,363,205
Emerging Markets - Sovereigns		– 0	–	56,701,098			– 0	–	56,701,098
Emerging Markets - Corporate Bonds		– 0	–	45,725,350			226,610		45,951,960
Supranationals		– 0	–	45,141,215			– 0	–	45,141,215
Bank Loans		– 0	–	38,360,443			– 0	–	38,360,443
Quasi-Sovereigns		– 0	–	28,584,156			– 0	–	28,584,156
Asset-Backed Securities		– 0	–	8,027,664			20,361,698		28,389,362
Local Governments - US Municipal Bonds		– 0	–	15,719,352			– 0	–	15,719,352
Common Stocks		1,942,391		– 0	–		11,663,303		13,605,694
Local Governments - Regional Bonds		– 0	–	10,032,755			– 0	–	10,032,755
Governments - Sovereign Bonds		– 0	–	7,253,185			– 0	–	7,253,185
Preferred Stocks		5,685,981		– 0	–		– 0	–	5,685,981
Whole Loan Trusts		– 0	–	– 0	–		3,921,995		3,921,995
Options Purchased - Calls		– 0	–	1,121,620			– 0	–	1,121,620
Agencies		– 0	–	535,554			– 0	–	535,554
Options Purchased - Puts		– 0	–	259,023			– 0	–	259,023
Warrants		1,450		– 0	–		– 0	–#	1,450
Short-Term Investments:
Investment Companies		110,829,101		– 0	–		– 0	–	110,829,101
Time Deposits		– 0	–	11,927,827			– 0	–	11,927,827
Emerging Markets - Sovereigns		– 0	–	9,414,877			– 0	–	9,414,877

Total Investments in Securities		118,458,923		6,992,045,967			254,812,483		7,365,317,373
Other Financial Instruments*:
Assets
Futures		5,201,439		– 0	–		– 0	–	5,201,439
Forward Currency Exchange Contracts		– 0	–	54,980,144			– 0	–	54,980,144
Centrally Cleared Interest Rate Swaps		– 0	–	16,872,318			– 0	–	16,872,318
Credit Default Swaps		– 0	–	175,998			– 0	–	175,998
Variance Swaps		– 0	–	289,592			– 0	–	289,592
Liabilities
Futures		(10,070,114)		– 0	–		– 0	–	(10,070,114)
Forward Currency Exchange Contracts		– 0	–	(33,314,641)			– 0	–	(33,314,641)
Currency Options Written		– 0	–	(5,050,844)			– 0	–	(5,050,844)
Interest Rate Swaptions Written		– 0	–	(626,294)			– 0	–	(626,294)
Centrally Cleared Credit Default Swaps		– 0	–	(2,939,641)			– 0	–	(2,939,641)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,258,712)			– 0	–	(6,258,712)
Credit Default Swaps		– 0	–	(12,913,944)			– 0	–	(12,913,944)
Variance Swaps		– 0	–	(162,459)			– 0	–	(162,459)

Total^		$113,590,248		$7,003,097,484			$254,812,483		$7,371,500,215

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#			Collateralized Loan Obligations		Commercial Mortgage-Backed Securities			Emerging Markets - Corporate Bonds
Balance as of 9/30/17		$1,745,769		$4,143,151			$87,049,485		$ – 0	–
Accrued discounts/(premiums)		– 0	–	1,846			218,302		– 0	–
Realized gain (loss)		– 0	–	95,967			69,613		– 0	–
Change in unrealized appreciation/depreciation		2,511,384		(469,408)			(1,117,813)		11,610
Purchases		– 0	–	145,220,169			6,275,000		– 0	–
Sales/Paydowns		(4,257,153)		(3,500,000)			(19,347,435)		– 0	–
Transfers into Level 3		– 0	–	– 0	–		– 0	–	215,000
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 6/30/18	$	– 0	–	$145,491,725			$73,147,152		$226,610

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$	– 0	–	$(362,309)			$(918,076)		$11,610

	Asset-Backed Securities			Common Stocks		Preferred Stocks			Whole Loan Trusts
Balance as of 9/30/17		$18,369,524		$13,422,176			$1,414,700		$22,313,365
Accrued discounts/(premiums)		6,837		– 0	–		– 0	–	18,240
Realized gain (loss)		3,821		(113,986)			87,370		(7,760,870)
Change in unrealized appreciation/depreciation		(443,426)		214,104			– 0	–	2,488,293
Purchases		5,581,284		1,246,858			– 0	–	253,683
Sales/Paydowns		(3,156,342)		(3,105,849)			(1,502,070)		(13,390,716)
Transfers into Level 3		– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 6/30/18		$20,361,698		$11,663,303		$	– 0	–	$3,921,995

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18		$(443,426)		$214,104		$	– 0	–	$(559,510)

	Warrants#			Short Term Investments: Emerging Markets - Sovereigns			Total
Balance as of 9/30/17	$	– 0	–		$6,807,552		$155,265,722
Accrued discounts/(premiums)		– 0	–		104,117		349,342
Realized gain (loss)		– 0	–		128,900		(7,489,185)
Change in unrealized appreciation/depreciation		– 0	–		(115,640)		3,079,104
Purchases		– 0	–		– 0	–	158,576,994
Sales/Paydowns		– 0	–		(6,924,929)		(55,184,494)
Transfers into Level 3		– 0	–		– 0	–	215,000
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 6/30/18	$	– 0	–	$	– 0	–	$254,812,483	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$	– 0	–	$	– 0	–	$(2,057,607)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers from Level 2 to Level 3 during the reporting period. There were no transfers from Level 3 to Level 2 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2018. Securities priced by third party vendors and NAV equivalent, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$2,093,935	Recovery Analysis	Liquidation Value	$324.74/N/A
Whole Loan Trusts	$1,951,274	Recovery Analysis	Cumulative Loss	<20%/NA
	$1,063,517	Discounted Cash Flow	Cash Flow Yield	100.40%/NA
	$443,823	Discounted Cash Flow	Level Yield	34.22%/NA
	$259,293	Discounted Cash Flow	Level Yield	29.12%/NA
	$204,088	Discounted Cash Flow	Level Yield	38.08%/NA

$3,921,995

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Liquidation Value would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$103,179	$2,488,837	$2,481,187	$110,829	$965

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018